UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-22026
Gabelli SRI Green Fund, Inc.

(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: March 31
Date of reporting period: December 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.
Gabelli SRI Green Fund, Inc.
Third Quarter Report (a)
December 31, 2009

To Our Shareholders,	Chris Desmarais and John M. Segrich, CFA
     During the quarter ended December 31, 2009, the net asset value (“NAV”) per Class AAA Share of The Gabelli SRI Green Fund, Inc. (the “Fund”) increased 14.9%, while the MSCI AC World Index and FTSE KLD Global Sustainability Index rose 4.7% and 4.3%, respectively.
Enclosed is the investment portfolio as of December 31, 2009.
Comparative Results
Average Annual Returns through December 31, 2009 (a)(b) (Unaudited)

					Since
					Inception
	Quarter		1 Year		(6/1/07)
Gabelli SRI Green Fund Class AAA	14.88%		67.66%		3.10%
MSCI AC World Index	4.72		35.41		(8.29)
FTSE KLD Global Sustainability Index	4.28		31.76		(8.48	)*
Class A	14.90		67.76		3.10
	8.29	(c)	58.12	(c)	0.77	(c)
Class C	14.61		66.51		2.37
	13.61	(d)	65.51	(d)	2.37	(d)
Class I	14.96		68.13		3.37
In the current prospectus, the gross expense ratios for Class AAA, A, C, and I Shares are 11.07%, 11.07%, 11.82%, and 10.82%, respectively. The net expense ratios after contractual reimbursements by Gabelli Funds, LLC (the “Adviser”) in place through July 31, 2010 are 2.01%, 2.01%, 2.76%, and 1.76%, respectively. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A and C Shares is 5.75% and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing. The FTSE KLD Global Sustainability Index is a broadly diversified, sector-neutral global benchmark based on environmental, social, and governance rankings. The MSCI AC World Index is a market capitalization weighted index representing both developed and emerging markets. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year end is March 31.

(c)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

*	From September 28, 2007, the inception date of the FTSE KLD Global Sustainability Index.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

Gabelli SRI Green Fund, Inc.
Schedule of Investments — December 31, 2009 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 82.3%
	Alternative Generation and Utilities — 4.6%
35,000	Algonquin Power & Utilities Corp.	$136,874
10,000	Boralex Inc., Cl. A, New York†	92,748
10,000	Boralex Inc., Cl. A, Toronto†	92,747
25,000	China Longyuan Power Group Corp., Cl. H†	32,373
5,000	Companhia Energetica de Minas Gerais, ADR	90,300
35,000	Innergex Renewable Energy Inc.†	184,061

		629,103

	Batteries and Transportation — 4.2%
10,000	A123 Systems Inc.†	224,400
15,000	BYD Co. Ltd., Cl. H†	132,426
6,000	Maxwell Technologies Inc.†	107,040
15,000	UQM Technologies Inc.†	102,750

		566,616

	Biofuels — 1.1%
1,500	Novozymes A/S, Cl. B	156,044

	CORPORATE SUSTAINABILITY — 1.3%
	Food and Beverage — 0.5%
1,500	Nestlé SA	72,792

	Health Care — 0.8%
2,500	Mead Johnson Nutrition Co. Cl. A	109,250

	TOTAL CORPORATE SUSTAINABILITY	182,042

	EFFICIENCY — 20.6%
	Computer Software and Services — 2.3%
1,500	Apple Inc.†	316,290

	Other — 17.3%
15,000	Aixtron AG, ADR	502,500
10,000	Cree Inc.†	563,700
70,000	Enerji Ltd.† (a)	0
6,000	GrafTech International Ltd.†	93,300
8,000	Hollysys Automation Technologies Ltd.†	96,080
4,000	Johnson Controls Inc.	108,960
120,000	Prime View International Co. Ltd.†	315,898
3,000	Regal-Beloit Corp.	155,820
15,000	Veeco Instruments Inc.†	495,600

		2,331,858

	Retail — 1.0%
1,000	Amazon.com Inc.†	134,520

	TOTAL EFFICIENCY	2,782,668

	Environmental Services — 2.9%
60,000	Headwaters Inc.†	391,200

	Natural Resources — 9.1%
50,000	Cathay Forest Products Corp.†	28,685
50,000	Geomet Inc.†	73,000
35,000	Horsehead Holding Corp.†	446,250
5,000	Intrepid Potash Inc.†	145,850
2,500	Potash Corp. of Saskatchewan Inc.	271,250
15,000	Sino-Forest Corp.†	277,956

		1,242,991

	OTHER — 0.1%
	Cable and Satellite — 0.1%
500	Cablevision Systems Corp., Cl. A	12,910

	SMART GRID — 6.5%
	Computer Software and Services — 5.4%
19,000	Telvent GIT SA	740,620

	Utilities — 1.1%
5,000	Comverge Inc.†	56,200
3,000	EnerNOC Inc.†	91,170

		147,370

	TOTAL SMART GRID	887,990

	Solar — 18.9%
5,000	Abengoa SA	161,991
53,000	Amtech Systems Inc.†	584,060
15,000	Canadian Solar Inc.†	432,300
30,000	JA Solar Holdings Co. Ltd., ADR†	171,000
2,000	SMA Solar Technology AG	267,357
3,500	Solar Millennium AG†	177,566
15,000	STR Holdings Inc.†	235,650
10,000	Trina Solar Ltd., ADR†	539,700

		2,569,624

	Water — 6.3%
4,500	Andritz AG	261,393
110	Cadiz Inc.†	1,317
6,000	Duoyuan Global Water Inc., ADR†	214,740
10,000	Pure Technologies Ltd.†	41,402
10,000	RINO International Corp.†	276,500
1,800	Veolia Environnement	59,671

		855,023

	Wind — 6.7%
9,000	American Superconductor Corp.†	368,100
10,000	Catch the Wind Ltd.†	21,036
70,000	China High Speed Transmission Equipment Group Co. Ltd.	171,177
20,000	China Wind Systems Inc.†	109,000
35,000	Clipper Windpower plc†	97,517
4,000	Kaydon Corp.	143,040

		909,870

	TOTAL COMMON STOCKS	11,186,081

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 17.7%
	U.S. Treasury Bills — 1.1%
$154,000	U.S. Treasury Bill, 0.056%††, 03/25/10	153,987

	U.S. Treasury Cash Management Bills — 16.6%
2,255,000	U.S. Treasury Cash Management Bill, 0.167%††, 06/17/10	2,253,182

	TOTAL U.S. GOVERNMENT OBLIGATIONS	2,407,169

	TOTAL INVESTMENTS — 100.0% (Cost $11,603,482)	$13,593,250

	Aggregate book cost	$11,603,482

	Gross unrealized appreciation	$2,023,734
	Gross unrealized depreciation	(33,966)

	Net unrealized appreciation/depreciation	$1,989,768

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At December 31, 2009, the market value of the fair valued security amounted to $0 or 0.00% of total investments.

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
North America	66.6%	$9,055,604
Europe	18.4	2,497,452
Latin America	9.4	1,282,997
Asia/Pacific	5.6	757,197

	100.0%	$13,593,250

See accompanying notes to schedule of investments.

Gabelli SRI Green Fund, Inc.
Notes to Schedule of Investments (Unaudited)
1. Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the United States over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board.
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

Gabelli SRI Green Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments by inputs used to value the Fund’s investments as of December 31, 2009 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 12/31/09
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
EFFICIENCY
Other	$2,331,858	—	$0	$2,331,858
Other Industries (a)	8,854,323	—	—	8,854,323

Total Common Stocks	11,186,081	—	0	11,186,081

U.S. Government Obligations (a)	—	$2,407,169	—	2,407,169

TOTAL INVESTMENTS IN SECURITIES	$11,186,081	$2,407,169	$0	$13,593,250

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
There were no Level 3 investments at March 31, 2009.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

								Net change
								in unrealized
								appreciation/
								depreciation
				Change in				during the
	Balance	Accrued	Realized	unrealized	Net	Transfers in	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	and/or out	as of	investments held
	3/31/09	(premiums)	(loss)	depreciation	(sales)	of Level 3	12/31/09	at 12/31/09

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
EFFICIENCY
Other	$—	$—	$—	$(11,280)	$11,280	$—	$0	$(11,280)

TOTAL INVESTMENTS IN SECURITIES	$—	$—	$—	$(11,280)	$11,280	$—	$0	$(11,280)

2. Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, increasing the income of the Fund or to protect against an anticipated decline in the value of its assets, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative

Gabelli SRI Green Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
     Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund or hedging or protecting its exposure to interest rate movements and movements in the securities market. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At December 31, 2009, there were no open swap agreements.
     Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.
As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.
In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At December 31, 2009, there were no open options.

Gabelli SRI Green Fund, Inc.
Notes to Schedule of Investments (Continued) (Unaudited)
     Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2009, there were no open futures contracts.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2009, there were no open forward foreign exchange contracts.
3. Tax Information. At March 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $20,405, which are available to reduce future required distributions of net capital gains to shareholders through 2017.

Gabelli/GAMCO Funds and Your Personal Privacy
Who are we?
The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the GAMCO Westwood Funds.
What kind of non-public information do we collect about you if you become a shareholder?
If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.
•	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.
What information do we disclose and to whom do we disclose it?
We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.
What do we do to protect your personal information?
We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

Gabelli SRI Green Fund, Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Clarence A. Davis
Chairman and Chief Executive Officer, GAMCO Investors, Inc.	Former Chief Executive Officer, Nestor, Inc.

Vincent D. Enright	Anthonie C. van Ekris
Former Senior Vice President	Chairman, BALMAC
and Chief Financial Officer KeySpan Corp.	International, Inc.
Officers

Bruce N. Alpert	Agnes Mullady
President and Secretary	Treasurer

Peter D. Goldstein
Chief Compliance Officer
Distributor
Gabelli & Company, Inc.
Custodian
The Bank of New York Mellon
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
This report is submitted for the general information of the shareholders of Gabelli SRI Green Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB1794Q409SR
Gabelli SRI Green Fund, Inc.
THIRD QUARTER REPORT
DECEMBER 31, 2009

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)      Gabelli SRI Green Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/1/10

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 3/1/10

*	Print the name and title of each signing officer under his or her signature.